WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 35.1%
FHLMC - 9.9%
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	10/1/41-11/1/41	$2,775,623	$2,422,110
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	11/1/49-4/1/52	1,219,622	1,169,475
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	5/1/50-5/1/52	17,106,948	16,805,275
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	6/1/50-3/1/52	5,879,441	5,447,513
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	11/1/50-2/1/52	12,872,079	11,507,725

Total FHLMC				37,352,098

FNMA - 19.3%
Federal National Mortgage Association (FNMA)	3.200%	2/1/29	182,390	181,753
Federal National Mortgage Association (FNMA)	3.450%	3/1/29	290,122	292,681
Federal National Mortgage Association (FNMA)	3.250%	5/1/29	334,773	333,844
Federal National Mortgage Association (FNMA)	3.468%	3/1/30	570,064	571,729
Federal National Mortgage Association (FNMA)	2.930%	6/1/30	481,853	466,851
Federal National Mortgage Association (FNMA)	2.149%	2/1/32	1,416,538	1,273,472	(a)
Federal National Mortgage Association (FNMA)	3.000%	6/1/43-4/1/52	6,038,820	5,800,440
Federal National Mortgage Association (FNMA)	2.500%	6/1/50-4/1/52	14,098,108	13,028,124
Federal National Mortgage Association (FNMA)	4.000%	7/1/50	17,025,034	17,105,280
Federal National Mortgage Association (FNMA)	2.000%	10/1/50-2/1/52	34,640,090	30,951,820
Federal National Mortgage Association (FNMA)	3.500%	7/1/51-5/1/52	1,601,752	1,582,441
Federal National Mortgage Association (FNMA)	3.000%	3/1/52	98,936	95,667	(b)
Federal National Mortgage Association (FNMA)	3.500%	5/1/52	100,000	98,259	(b)
Federal National Mortgage Association (FNMA)	2.500%	6/1/52	400,000	368,125	(c)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2022 Quarterly Report	1

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	3.000%	6/1/52	$100,000	$95,238	(c)
Federal National Mortgage Association (FNMA)	3.500%	6/1/52	100,000	98,000	(c)
Federal National Mortgage Association (FNMA)	4.000%	6/1/52	100,000	99,969	(c)

Total FNMA				72,443,693

GNMA - 5.9%
Government National Mortgage Association (GNMA) II	2.000%	12/20/50-3/20/51	3,082,269	2,773,277
Government National Mortgage Association (GNMA) II	2.500%	5/20/51	90,047	83,572
Government National Mortgage Association (GNMA) II	3.000%	9/20/51-4/20/52	2,992,988	2,889,488
Government National Mortgage Association (GNMA) II	3.000%	6/1/52	8,400,000	8,104,031	(c)
Government National Mortgage Association (GNMA) II	3.500%	6/1/52	7,700,000	7,630,219	(c)
Government National Mortgage Association (GNMA) II	4.000%	6/1/52	700,000	706,672	(c)

Total GNMA				22,187,259

TOTAL MORTGAGE-BACKED SECURITIES (COST - $139,968,924)				131,983,050

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 24.4%
AOA Mortgage Trust, 2021-1177 A (1 mo. USD LIBOR + 0.874%)	1.749%	10/15/38	6,510,000	6,263,330	(a)(e)
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	1.715%	11/17/24	2,520,000	2,473,240	(a)(e)
BANK, 2017-BNK7 C	4.044%	9/15/60	818,000	755,671	(a)
BF Mortgage Trust, 2019-NYT B (1 mo. USD LIBOR + 1.400%)	2.275%	12/15/35	1,250,000	1,188,830	(a)(e)
BHMS, 2018-ATLS D (1 mo. USD LIBOR + 2.250%)	3.125%	7/15/35	280,000	265,022	(a)(e)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	1.795%	10/15/36	5,956,294	5,886,511	(a)(e)
BX Commercial Mortgage Trust, 2022-LP2 A (1 mo. Term SOFR + 1.013%)	1.795%	2/15/39	4,633,904	4,483,345	(a)(e)
BX Trust, 2021-BXMF A (1 mo. USD LIBOR + 0.636%)	1.511%	10/15/26	6,510,000	6,261,481	(a)(e)
COLT Mortgage Loan Trust, 2022-2 A1, Stepbond (2.994% to 2/25/26 then 3.994%)	2.994%	2/25/67	1,143,470	1,100,235	(e)

See Notes to Schedule of Investments.

2	Western Asset SMASh Series Core Completion Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
CSAIL Commercial Mortgage Trust, 2017-C8 C	4.292%	6/15/50	$2,500,000	$2,241,066	(a)
CSMC Trust, 2019-ICE4 B (1 mo. USD LIBOR + 1.230%)	2.105%	5/15/36	1,480,000	1,451,952	(a)(e)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	1,145,700	1,088,612	(a)(e)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	5,121,993	4,797,505	(a)(e)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	1,177,932	1,060,108	(a)(e)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	2,066,833	1,959,462	(a)(e)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	4,772,728	4,475,252	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	2.084%	10/25/41	5,210,000	4,876,473	(a)(e)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	4,373,447	259,198	(a)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.550%)	2.425%	9/15/31	969,705	860,141	(a)(e)
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 2.750%)	3.625%	9/15/31	121,213	98,271	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN BFX	3.065%	1/16/37	7,320,000	6,879,495	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2022-ACB A (30 Day Average SOFR + 1.400%)	1.799%	3/15/39	3,420,000	3,364,869	(a)(e)
LAQ Mortgage Trust, 2022-LAQ A (1 mo. Term SOFR + 1.724%)	2.520%	3/15/39	1,510,000	1,484,248	(a)(e)
Morgan Stanley Capital I Trust, 2017-H1 C	4.281%	6/15/50	755,000	705,236	(a)
Morgan Stanley Capital I Trust, 2018-MP A	4.276%	7/11/40	10,500,000	10,307,882	(a)(e)
Morgan Stanley Capital I Trust, 2018-SUN A (1 mo. USD LIBOR + 0.900%)	1.775%	7/15/35	2,830,000	2,757,440	(a)(e)
MTN Commercial Mortgage Trust, 2022- LPFL A, (1 mo. Term SOFR + 1.397%)	2.179%	3/15/39	2,100,000	2,071,286	(a)(e)
New Residential Mortgage Loan Trust, 2022-NQM2 A1	3.079%	3/27/62	1,941,573	1,884,072	(a)(e)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	4,484,990	4,257,926	(a)(e)
RBS Commercial Funding Inc. Trust, 2013- GSP A	3.834%	1/15/32	4,760,000	4,731,077	(a)(e)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2022 Quarterly Report	3

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Collateralized Mortgage Obligations (d) - (continued)
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	$1,197,425	$1,158,116	(a)(e)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.300%)	3.145%	11/11/34	267,326	251,920	(a)(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST - $95,907,095)				91,699,272

ASSET-BACKED SECURITIES - 12.4%
522 Funding CLO Ltd., 2020-6A A1R (3 mo. USD LIBOR + 1.150%)	2.334%	10/23/34	4,440,000	4,315,021	(a)(e)
AGL CLO 6 Ltd., 2020-6A AR (3 mo. USD LIBOR + 1.200%)	2.263%	7/20/34	3,050,000	2,953,972	(a)(e)
Arbor Realty Commercial Real Estate Notes Ltd., 2022-FL1 A (30 Day Average SOFR + 1.450%)	1.849%	1/15/37	2,268,000	2,204,979	(a)(e)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.120%)	2.164%	7/17/34	5,770,000	5,607,460	(a)(e)
GoldenTree Loan Management US CLO 10 Ltd., 2021-10A A (3 mo. USD LIBOR + 1.100%)	2.163%	7/20/34	7,110,000	6,900,591	(a)(e)
Golub Capital Partners CLO 54M LP, 2021- 54A A (3 mo. USD LIBOR + 1.530%)	2.893%	8/5/33	5,920,000	5,728,983	(a)(e)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	2.314%	2/17/39	2,000,000	1,941,798	(a)(e)
Nelnet Student Loan Trust, 2021-A APT1	1.360%	4/20/62	1,564,428	1,456,568	(e)
Reese Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.130%)	2.174%	10/15/34	4,570,000	4,438,960	(a)(e)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	3,650,000	3,390,272	(e)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	1.749%	11/15/38	5,020,000	4,928,683	(a)(e)
Whitebox CLO III Ltd., 2021-3A A1 (3 mo. USD LIBOR + 1.220%)	2.264%	10/15/34	2,850,000	2,780,551	(a)(e)

TOTAL ASSET-BACKED SECURITIES (COST - $48,131,992)				46,647,838

CORPORATE BONDS & NOTES - 10.4%
COMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.2%
AT&T Inc., Senior Notes	2.250%	2/1/32	150,000	127,012
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	310,000	267,277
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	300,000	304,258

Total Diversified Telecommunication Services				698,547

Interactive Media & Services - 0.5%
Tencent Holdings Ltd., Senior Notes	3.595%	1/19/28	2,000,000	1,916,041	(e)

See Notes to Schedule of Investments.

4	Western Asset SMASh Series Core Completion Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - 0.5%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	$130,000	$119,590
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	390,000	344,291
Comcast Corp., Senior Notes	3.969%	11/1/47	800,000	732,604
Comcast Corp., Senior Notes	3.999%	11/1/49	150,000	139,768
Comcast Corp., Senior Notes	3.450%	2/1/50	140,000	118,067
Comcast Corp., Senior Notes	2.887%	11/1/51	160,000	121,722	(e)
Comcast Corp., Senior Notes	4.950%	10/15/58	160,000	172,318

Total Media				1,748,360

Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	470,000	452,446

TOTAL COMMUNICATION SERVICES				4,815,394

CONSUMER DISCRETIONARY - 0.5%
Internet & Direct Marketing Retail - 0.5%
Prosus NV, Senior Notes	4.027%	8/3/50	2,770,000	1,897,506	(e)

CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	90,000	90,778
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	120,000	121,298

TOTAL CONSUMER STAPLES				212,076

ENERGY - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,000,000	1,633,660
EOG Resources Inc., Senior Notes	3.900%	4/1/35	312,000	299,556
EQT Corp., Senior Notes	7.500%	2/1/30	1,000,000	1,112,600
Lukoil Capital DAC, Senior Notes	2.800%	4/26/27	2,260,000	1,265,600	(e)
Lukoil Capital DAC, Senior Notes	3.600%	10/26/31	2,890,000	1,517,250	(e)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	4,640,000	3,633,839	(e)
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	1,570,000	1,345,707	(e)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	2,730,000	2,124,319	(e)

TOTAL ENERGY				12,932,531

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2022 Quarterly Report	5

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 0.7%
Banks - 0.4%
Banco Santander SA, Senior Notes (4.175%to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	$200,000	$195,616	(a)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	870,000	821,380	(a)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	250,000	234,026	(a)(e)

Total Banks				1,251,022

Capital Markets - 0.3%
Credit Suisse AG, Senior Notes	3.700%	2/21/25	1,000,000	996,051
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	230,000	232,463	(a)(e)

Total Capital Markets				1,228,514

TOTAL FINANCIALS				2,479,536

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Anthem Inc., Senior Notes	4.100%	5/15/32	480,000	480,455
Anthem Inc., Senior Notes	4.550%	5/15/52	660,000	652,949

TOTAL HEALTH CARE				1,133,404

MATERIALS - 4.0%
Chemicals - 2.0%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	2,000,000	1,991,592	(e)
Equate Petrochemical BV, Senior Notes	2.625%	4/28/28	2,870,000	2,595,789	(e)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	1,800,000	1,617,858	(e)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	1,700,000	1,402,542	(e)

Total Chemicals				7,607,781

Metals & Mining - 1.3%
Corp. Nacional del Cobre de Chile, Senior Notes	3.700%	1/30/50	3,100,000	2,510,408	(e)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	410,000	418,310
Southern Copper Corp., Senior Notes	5.250%	11/8/42	2,000,000	2,069,900

Total Metals & Mining				4,998,618

Paper & Forest Products - 0.7%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	2,500,000	2,573,788

TOTAL MATERIALS				15,180,187

See Notes to Schedule of Investments.

6	Western Asset SMASh Series Core Completion Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
UTILITIES - 0.1%
Electric Utilities - 0.1%
Abu Dhabi National Energy Co. PJSC, Senior Notes	3.400%	4/29/51	$500,000	$417,349	(e)

TOTAL CORPORATE BONDS & NOTES (Cost - $48,350,447)				39,067,983

SOVEREIGN BONDS - 8.7%
Chile - 0.5%
Chile Government International Bond, Senior Notes	3.100%	1/22/61	2,810,000	2,050,511

Colombia - 2.5%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	11,890,000	9,575,119

Israel - 0.4%
State of Israel, Senior Notes	3.375%	1/15/50	1,830,000	1,575,987

Kazakhstan - 0.3%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	1,300,000	1,184,744	(e)

Mexico - 0.6%
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	2,530,000	2,088,817

Panama - 2.9%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	2,000,000	1,847,874
Panama Government International Bond, Senior Notes	2.252%	9/29/32	4,600,000	3,780,573
Panama Government International Bond, Senior Notes	4.300%	4/29/53	6,000,000	5,105,292

Total Panama				10,733,739

Peru - 0.6%
Peruvian Government International Bond, Senior Notes	3.550%	3/10/51	600,000	488,068
Peruvian Government International Bond, Senior Notes	3.600%	1/15/72	2,280,000	1,702,274

Total Peru				2,190,342

Poland - 0.8%
Republic of Poland Government
International Bond, Senior Notes	4.000%	1/22/24	3,100,000	3,137,628

Russia - 0.1%
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	1,200,000	294,600	*(f)(g)

TOTAL SOVEREIGN BONDS (Cost - $42,542,421)				32,831,487

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2022 Quarterly Report	7

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.5%
U.S. Government Obligations - 2.5%
U.S. Treasury Bonds	2.875%	5/15/52	$6,160,000	$5,929,000
U.S. Treasury Notes	2.875%	4/30/29	3,490,000	3,488,909

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $9,494,930)				9,417,909

		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
U.S. Treasury 10-Year Notes Futures, Call @ $118.50		6/24/22	13	13,000	18,891
U.S. Treasury 10-Year Notes Futures, Put @ $119.75		6/24/22	26	26,000	26,813
U.S. Treasury Long-Term Bonds Futures, Call @ $138.00		6/24/22	26	26,000	69,063
U.S. Treasury Long-Term Bonds Futures, Call @ $139.00		6/24/22	28	28,000	57,750
U.S. Treasury Long-Term Bonds Futures, Call @ $139.50		6/24/22	7	7,000	12,688
U.S. Treasury Long-Term Bonds Futures, Call @ $140.50		6/24/22	3	3,000	4,078
U.S. Treasury Long-Term Bonds Futures, Call @ $141.00		6/24/22	65	65,000	76,172
U.S. Treasury Long-Term Bonds Futures, Call @ $142.00		6/24/22	13	13,000	11,172

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $299,142)					276,627

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%††
Credit default swaption to sell protection on Markit CDX.NA.IG.38 Index, Call @ 80.00bps (Cost - $85,077)	Morgan Stanley & Co. Inc.	7/20/22	31,510,000	31,510,000	75,334

TOTAL PURCHASED OPTIONS (Cost - $384,219)					351,961

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $384,780,028)					351,999,500

See Notes to Schedule of Investments.

8	Western Asset SMASh Series Core Completion Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.7%
BNY Mellon Cash Reserve Fund (Cost - $6,365,014)	0.150%	6,365,014	$6,365,014

TOTAL INVESTMENTS - 95.3% (Cost - $391,145,042)			358,364,514
Other Assets in Excess of Liabilities - 4.7%			17,674,425

TOTAL NET ASSETS - 100.0%			$376,038,939

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)	This security is traded on a to-be-announced (“TBA”) basis. At May 31, 2022, the Fund held TBA securities with a total cost of $17,125,211.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	The coupon payment on this security is currently in default as of May 31, 2022.

(g)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

CLO	— Collateralized Loan Obligation

IO	— Interest Only

LIBOR	— London Interbank Offered Rate

PJSC	— Private Joint Stock Company

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2022 Quarterly Report	9

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

(Percentages shown based on Fund net assets)

May 31, 2022

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
90-Day Eurodollar Futures, Call	12/19/22	$97.00	1,817	$4,542,500	$(1,146,981)
90-Day Eurodollar Futures, Call	12/19/22	99.00	13	32,500	(325)
U.S. Treasury 5-Year Notes Futures, Call	6/24/22	$112.50	367	$367,000	$(301,055)
U.S. Treasury 5-Year Notes Futures, Call	6/24/22	113.00	290	290,000	(154,062)
U.S. Treasury 5-Year Notes Futures, Call	6/24/22	113.25	223	223,000	(92,336)
U.S. Treasury 5-Year Notes Futures, Call	6/24/22	113.50	351	351,000	(112,430)
U.S. Treasury 5-Year Notes Futures, Call	6/24/22	113.75	59	59,000	(14,289)
U.S. Treasury 5-Year Notes Futures, Call	6/24/22	114.00	65	65,000	(12,188)
U.S. Treasury 5-Year Notes Futures, Call	6/24/22	114.25	121	121,000	(17,016)
U.S. Treasury 5-Year Notes Futures, Put	6/24/22	112.00	111	111,000	(24,281)
U.S. Treasury 5-Year Notes Futures, Put	6/24/22	113.00	535	535,000	(309,297)
U.S. Treasury 5-Year Notes Futures, Put	6/24/22	113.25	511	511,000	(363,289)
U.S. Treasury 5-Year Notes Futures, Put	6/24/22	113.50	65	65,000	(56,367)
U.S. Treasury 10-Year Notes Futures, Call	6/24/22	119.00	336	336,000	(383,250)
U.S. Treasury 10-Year Notes Futures, Call	6/24/22	119.50	319	319,000	(269,156)
U.S. Treasury 10-Year Notes Futures, Call	6/24/22	119.75	52	52,000	(38,188)
U.S. Treasury 10-Year Notes Futures, Call	6/24/22	120.00	105	105,000	(65,625)
U.S. Treasury 10-Year Notes Futures, Call	6/24/22	120.50	471	471,000	(206,062)
U.S. Treasury 10-Year Notes Futures, Call	6/24/22	121.50	120	120,000	(26,250)
U.S. Treasury 10-Year Notes Futures, Call	6/24/22	122.00	43	43,000	(6,047)
U.S. Treasury 10-Year Notes Futures, Put	6/24/22	118.00	67	67,000	(25,125)
U.S. Treasury 10-Year Notes Futures, Put	6/24/22	118.50	13	13,000	(6,500)
U.S. Treasury 10-Year Notes Futures, Put	6/24/22	119.00	98	98,000	(67,375)
U.S. Treasury 10-Year Notes Futures, Put	6/24/22	119.50	52	52,000	(46,312)
U.S. Treasury 10-Year Notes Futures, Put	6/24/22	120.00	73	73,000	(85,547)
U.S. Treasury Long-Term Bonds Futures, Put	6/24/22	138.00	53	53,000	(64,594)
U.S. Treasury Long-Term Bonds Futures, Put	6/24/22	140.00	19	19,000	(40,375)
U.S. Treasury Long-Term Bonds Futures, Put	6/24/22	140.50	26	26,000	(62,969)
U.S. Treasury Long-Term Bonds Futures, Put	6/24/22	141.00	13	13,000	(35,547)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $3,832,626)					$(4,032,838)

	COUNTERPARTY
OTC Written Options
Credit default swaption to sell protection on Markit CDX.NA.IG.38 Index, Put (Premiums received - $99,256)	Morgan Stanley & Co. Inc.	7/20/22	100.00bps	31,510,000	$31,510,000	$(38,963)

TOTAL WRITTEN OPTIONS (Premiums received - $3,931,882)						$(4,071,801)

Abbreviation(s) used in this schedule:

BPS	— basis point spread (100 basis points = 1.00%)

See Notes to Schedule of Investments.

10	Western Asset SMASh Series Core Completion Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

At May 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	3,290	12/22	$806,437,690	$797,043,625	$(9,394,065)
90-Day Eurodollar	519	6/23	125,458,655	125,526,637	67,982
90-Day Eurodollar	129	9/23	31,948,971	31,232,513	(716,458)
90-Day Eurodollar	728	12/23	178,358,304	176,430,800	(1,927,504)
U.S. Treasury 2-Year Notes	341	9/22	71,840,513	71,985,633	145,120
U.S. Treasury Ultra 10-Year Notes	163	9/22	20,935,174	20,942,954	7,780
U.S. Treasury Ultra Long- Term Bonds	2,287	9/22	359,278,167	356,200,250	(3,077,917)

					(14,895,062)

Contracts to Sell:
90-Day Eurodollar	291	6/22	71,407,151	71,465,962	(58,811)
U.S. Treasury 5-Year Notes	958	9/22	108,573,624	108,209,099	364,525
U.S. Treasury 10-Year Notes	152	9/22	18,210,964	18,156,876	54,088
U.S. Treasury Long-Term Bonds	709	9/22	99,101,322	98,861,188	240,134

					599,936

Net unrealized depreciation on open futures contracts					$(14,295,126)

At May 31, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$31,400,000	11/18/23	3.970%*	CPURNSA*	$(115,903)	$1,280,991
228,582,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(5,131,371)
23,660,000	10/20/26	2.950%*	CPURNSA*	(12,381)	1,289,427
31,400,000	11/18/26	CPURNSA*	3.370%*	299,562	(1,305,140)
35,680,000	11/20/26	1.520% annually	Daily SOFR Compound annually	(61,118)	1,139,984
1,421,000	5/15/27	0.710% annually	Daily SOFR Compound annually	6,611	117,145

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2022 Quarterly Report	11

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$109,264,000	8/15/28	1.130% annually	Daily SOFR Compound annually	$550,533	$8,581,319
	107,914,000	8/15/28	1.220% annually	Daily SOFR Compound annually	(101,213)	8,562,393
	15,647,000	11/1/28	1.200% annually	Daily SOFR Compound annually	(913)	1,287,343
	8,532,000	2/15/29	2.850% annually	Daily SOFR Compound annually	(108,981)	(18,825)
	23,660,000	10/20/31	CPURNSA*	2.770%*	19,135	(1,385,548)
	23,650,000	10/20/31	1.733% annually	Daily SOFR Compound annually	93,171	858,923
	13,100,000	3/18/32	2.000% annually	Daily SOFR Compound annually	106,185	626,621
	15,333,000	2/15/47	1.630% semi-annually	3-Month LIBOR quarterly	18,697	3,565,372
	40,873,000	2/15/47	1.520% annually	Daily SOFR Compound annually	(1,069,385)	9,410,733
	2,325,000	2/15/47	1.729% annually	Daily SOFR Compound annually	—	386,808
	11,450,000	5/15/47	1.630% annually	Daily SOFR Compound annually	449,568	1,666,530
	3,940,000	8/15/47	1.650% annually	Daily SOFR Compound annually	396,160	321,860
	8,500,000	4/21/52	2.500% annually	Daily SOFR Compound annually	7,921	117,888

Total	$736,331,000				$477,649	$31,372,453

See Notes to Schedule of Investments.

12	Western Asset SMASh Series Core Completion Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.38 Index	$101,925,000	6/20/27	1.000% quarterly	$966,963	$1,150,510	$(183,547)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

*	One time payment made at termination date.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2022 Quarterly Report	13

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series Core Completion Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

14

Notes to Schedule of Investments (unaudited) (cont’d)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

15

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$131,983,050	—	$131,983,050
Collateralized Mortgage Obligations	—	91,699,272	—	91,699,272
Asset-Backed Securities	—	46,647,838	—	46,647,838
Corporate Bonds & Notes	—	39,067,983	—	39,067,983
Sovereign Bonds	—	32,831,487	—	32,831,487
U.S. Government & Agency Obligations	—	9,417,909	—	9,417,909
Purchased Options:
Exchange-Traded Purchased Options	$276,627	—	—	276,627
OTC Purchased Options	—	75,334	—	75,334

Total Long-Term Investments	276,627	351,722,873	—	351,999,500

Short-Term Investments†	—	6,365,014	—	6,365,014

Total Investments	$276,627	$358,087,887	—	$358,364,514

Other Financial Instruments:
Futures Contracts††	$879,629	—	—	$879,629
Centrally Cleared Interest Rate Swaps††	—	$39,213,337	—	39,213,337

Total Other Financial Instruments	$879,629	$39,213,337	—	$40,092,966

Total	$1,156,256	$397,301,224	—	$398,457,480

16

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$4,032,838	—	—	$4,032,838
OTC Written Options	—	$38,963	—	38,963
Futures Contracts††	15,174,755	—	—	15,174,755
Centrally Cleared Interest Rate Swaps††	—	7,840,884	—	7,840,884
Centrally Cleared Credit
Default Swaps on Credit
Indices - Sell Protection††	—	183,547	—	183,547

Total	$19,207,593	$8,063,394	—	$27,270,987

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

17